FHLB Advances And Other Debt (FHLB Advances And Other Debt Outstanding Maturity Period) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FHLB Advances And Other Debt [Abstract]
2019	$ 3,500
2020	10,500
2021	4,000
2022	1,500
2023
Total	$ 19,500	$ 13,500